Property, equipment and software	12 Months Ended
Dec. 31, 2019
Property Equipment And Software [Line Items]
Disclosure of property, equipment and software [text block]

Note 15 Property, equipment and software

At historical cost less accumulated depreciation
USD million	Owned properties	Leased properties[5]	Leasehold improve-ments	IT hardware and communication equipment	Internally generated software	Purchased software	Othermachinesandequipment	Projects in progress	2019	2018
Historical cost
Balance at the end of the previous year	7,679		3,122	1,568	5,173	469	799	1,157	19,966	19,522
Adjustment from adoption of IFRS 16	(20)	3,407		(32)			0		3,354
Balance at the beginning of the year	7,659	3,407	3,122	1,535	5,173	469	799	1,157	23,321	19,522
Additions	15	345	21	178	73	30	23	1,246	1,931	1,702
Disposals / write-offs[1]	(15)	(22)	(314)	(170)	(28)	(20)	(68)	0	(636)	(849)
Reclassifications	(130)	0	164	0	943	2	41	(1,418)	(398)[4]	(195)
Foreign currency translation	122	14	10	16	15	4	4	28	213	(213)
Balance at the end of the year	7,650	3,745	3,004	1,559	6,176	485	799	1,014	24,431	19,966
Accumulated depreciation
Balance at the end of the previous year	4,500		1,873	1,077	2,291	316	561		10,619	10,465
Adjustment from adoption of IFRS 16	(1)	29		(28)			0
Balance at the beginning of the year	4,499	29	1,873	1,049	2,291	316	561	0	10,619	10,465
Depreciation	161	487	194	165	603	56	62	0	1,728	1,153
Impairment[2]	1	2	1	0	30	3	0	0	37	75
Disposals / write-offs[1]	(15)	(2)	(312)	(169)	(28)	(20)	(68)	0	(614)	(840)
Reclassifications	(256)	0	2	0	0	0	0	0	(254)[4]	(124)
Foreign currency translation	75	4	9	9	9	3	3	0	112	(111)
Balance at the end of the year	4,466	519	1,768	1,053	2,906	358	559	0	11,628	10,619

Net book value
Net book value at the end of the previous year	3,179	0	1,249	491	2,882	153	238	1,157	9,348	9,057
Net book value at the beginning of the year	3,160	3,378	1,249	486	2,882	153	238	1,157	12,702	9,057
Net book value at the end of the year	3,184	3,226	1,236	506	3,270	126	241	1,014[3]	12,804	9,348
1 Includes write-offs of fully depreciated assets. 2 Impairment charges recorded in 2019 generally relate to assets that are no longer used for which the recoverable amount based on a fair value approach was determined to be zero. 3 Consists of USD 787 million related to Internally generated software, USD 126 million related to Owned properties and USD 100 million related to Leasehold improvements. 4 Reflects reclassifications to Properties held for sale. 5 Represents right-of-use assets recognized by UBS as lessee. Includes immaterial leased IT equipment. The total cash outflow for leases during the year was USD 641 million. Interest expense on lease liabilities is included within Interest expense from financial instruments measured at amortized cost and Lease liabilities are included within Other financial liabilities measured at amortized cost. Refer to Notes 3 and 22a, respectively. Also refer to Note 1 for more information about the nature of UBS’s leasing activities.

UBS AG
Property Equipment And Software [Line Items]
Disclosure of property, equipment and software [text block]

Note 15 Property, equipment and software

At historical cost less accumulated depreciation
USD million	Owned properties	Leased properties[5]	Leasehold improve-ments	IT hardware and communication equipment	Internally generated software	Purchased software	Othermachinesandequipment	Projects in progress	2019	2018
Historical cost
Balance at the end of the previous year	7,031		3,042	1,002	4,879	303	769	1,076	18,102	17,705
Adjustment from adoption of IFRS 16	(20)	3,299		(15)			0		3,264
Balance at the beginning of the year	7,012	3,299	3,042	987	4,879	303	769	1,076	21,365	17,705
Additions	14	337	18	85	96	9	22	1,158	1,740	1,484
Disposals / write-offs[1]	(9)	(21)	(312)	(108)	(28)	(10)	(66)	0	(554)	(726)
Reclassifications	(135)	0	158	(3)	863	2	39	(1,315)	(391)[4]	(195)
Foreign currency translation	106	15	10	2	7	(1)	4	25	169	(166)
Balance at the end of the year	6,988	3,630	2,917	963	5,817	302	768	943	22,329	18,102
Accumulated depreciation
Balance at the end of the previous year	4,132		1,842	733	2,161	209	546		9,623	9,514
Adjustment from adoption of IFRS 16	(1)	16		(15)			0		0
Balance at the beginning of the year	4,131	16	1,842	719	2,161	209	546	0	9,623	9,514
Depreciation	141	463	184	98	565	33	58	0	1,542	984
Impairment[2]	1	2	1	0	27	2	0	0	34	67
Disposals / write-offs[1]	(9)	(2)	(310)	(108)	(28)	(10)	(66)	0	(533)	(730)
Reclassifications	(256)	0	3	0	5	0	0	0	(248)[4]	(124)
Foreign currency translation	66	3	9	1	5	(1)	3	0	86	(88)
Balance at the end of the year	4,074	481	1,729	710	2,735	233	541	0	10,503	9,623

Net book value
Net book value at the end of the previous year	2,900	0	1,200	269	2,718	93	223	1,076	8,479	8,191
Net book value at the beginning of the year	2,881	3,284	1,200	268	2,718	93	223	1,076	11,742	8,191
Net book value at the end of the year	2,914	3,149	1,188	254	3,082	69	227	943[3]	11,826	8,479
1 Includes write-offs of fully depreciated assets. 2 Impairment charges recorded in 2019 generally relate to assets that are no longer used for which the recoverable amount based on a fair value approach was determined to be zero. 3 Consists of USD 744 million related to Internally generated software, USD 101 million related to Owned properties and USD 98 million related to Leasehold improvements. 4 Reflects reclassifications to Properties held for sale. 5 Represents right-of-use assets recognized by UBS AG as lessee. Includes immaterial leased IT equipment. The total cash outflow for leases during the year was USD 614 million. Interest expense on lease liabilities is included within Interest expense from financial instruments measured at amortized cost and Lease liabilities are included within Other financial liabilities measured at amortized cost. Refer to Notes 3 and 22a, respectively. Also refer to Note 1 for more information about the nature of UBS’s leasing activities.